Financial Instruments And Risk Management (Narrative) (Details)	12 Months Ended						12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 Purchased cash convertible note hedge USD ($)	Dec. 31, 2012 Derivative instrument contracts with credit-risk-related contingent features USD ($)	Dec. 31, 2012 Net Investment Hedging USD ($)	Dec. 31, 2011 Net Investment Hedging USD ($)	Dec. 31, 2010 Net Investment Hedging USD ($)	Dec. 31, 2012 Interest rate swaps Floating rate debt USD ($)	Dec. 31, 2011 Interest rate swaps Floating rate debt USD ($)	Jun. 19, 2012 Interest rate swaps Floating rate debt Swapped To Fixed Rate 2016 USD ($)	Dec. 31, 2012 Interest rate swaps Fixed rate debt USD ($)	Dec. 31, 2012 Contingent consideration Minimum	Dec. 31, 2012 Contingent consideration Maximum	Dec. 31, 2012 Change During Period, Fair Value Disclosure USD ($)	Dec. 31, 2012 Payment USD ($)
Derivative [Line Items]
Notional amount of derivative instruments designated as net investment hedges			$ 909,300,000	€ 679,200,000
Notional amount of interest rate cash flow hedge derivatives										850,000,000	500,000,000	750,000,000
Notional amount of interest rate fair value hedge derivatives													500,000,000
Interest rate cash flow hedge gain (loss) reclassified to earnings, net		13,900,000
Aggregate fair value of derivative contracts						26,800,000
Fair value of convertible note hedge					636,300,000
Pre-tax net losses on cash flow hedges to be reclassified from AOCE into earnings in next twelve months	32,000,000
Amount of gain recognized in earnings on derivatives							0	0	0
Rate used to discount net cash inflows to present values														1.60%	10.50%
Accretion expense	30,700,000
Adjustment to contingent consideration liability																$ 8,000,000	$ (500,000)